Commitments and Contingencies (Details Narrative)	Feb. 04, 2015 USD ($) ft²	Apr. 16, 2013 USD ($)
Tangshan Monopy Ceramic Co., LTD [Member]
Purchase agreement expires date		Mar. 31, 2015
Commitment maximum amount		$ 850,000
Percentage of purchase price pay in advance		100.00%
Sunset Towers Partnership, LLC [Member] | Lease Agreements [Member] | Parent [Member]
Area of office space | ft²	2,200
Monthly rent payment	$ 9,020